Going Concern	6 Months Ended
Sep. 30, 2025
Going Concern [Abstract]
GOING CONCERN

3. GOING CONCERN

During the period ended September 30, 2025, the Group incurred a net loss of $494,247 and negative cash flows from operating activities of $1,976,705, which are indicators that raise substantial doubt about the Group's ability to continue as a going concern. Management has considered these conditions together with the following mitigating factors: the Group maintains positive net assets of $7,571,462 as of September 30, 2025, and Mr. Kwok Yiu Keung, a significant shareholder of the Group, has confirmed his unconditional commitment to provide full financial support to the Group, as and when required, for a period of not less than twelve months from the date of issuance of these financial statements. Having regard to the above, management is satisfied that the substantial doubt about the Group's ability to continue as a going concern has been alleviated, and these financial statements have been prepared on a going concern basis. Accordingly, in line with PCAOB AS 2415, no additional going concern procedures were necessary and no related disclosures or auditor reporting modifications are required.